SEGMENT AND GEOGRAPHIC INFORMATION - Schedule of Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
SEGMENT AND GEOGRAPHIC INFORMATION
Net revenue	$ 647,040	$ 508,685	$ 324,520
Cost of revenue	178,718	150,456	106,470
Financial income, net	(12,306)	(4,283)	(1,247)
Taxes on income	26,415	20,067	7,184
Net income	101,491	58,534	21,728
Single Reportable Segment
SEGMENT AND GEOGRAPHIC INFORMATION
Net revenue	647,040	508,685	324,520
Cost of revenue	178,718	150,456	106,470
Marketing	163,624	125,076	91,544
Other segment items	189,098	158,835	98,841
Financial income, net	(12,306)	(4,283)	(1,247)
Taxes on income	26,415	20,067	7,184
Net income	$ 101,491	$ 58,534	$ 21,728